UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 14, 2013

Commission File Number of securitizer: n/a

Central Index Key Number of securitizer: 0001534461

Mark S. Zeidman

(469) 645-5015

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Homeward Residential, Inc. (formerly known as American Home Mortgage Servicing, Inc.) (the “Securitizer”) acted as the sponsor for asset-backed securities which were issued by the following issuing entities and held by non-affiliates of the Securitizer during the Reporting Period:

AH Mortgage Servicer Advance Revolving Trust 1

AH Mortgage Servicer Advance Revolving Trust 2

AH Mortgage Servicer Advance Revolving Trust 3

Homeward DSF Advance Revolving Trust

There is no activity to report for such asset-backed securities under the requirements of Rule 15Ga-1(a) for the related period, and the Securitizer suspends its quarterly reporting obligations pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HOMEWARD RESIDENTIAL, INC. (FORMERLY KNOWN AS AMERICAN HOME MORTGAGE SERVICING, INC.) (Securitizer)

Date: February 14, 2013	By:	/s/ Mark S. Zeidman
Mark S. Zeidman Executive Vice President and Chief Financial Officer